Prospectus supplement	December 31, 2010

Putnam Emerging Markets Equity Fund Summary prospectus dated December 30, 2010

The reference to performance of the Morgan Stanley Capital International (MSCI) Emerging Markets Index in Investments, risks and performance — Average annual total returns after sales charges is revised to read:

		Since inception
	1 year	(9/29/08)

Morgan Stanley Capital International (MSCI) Emerging Markets Index (ND)
(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)	78.51%	24.17%

265634 12/10